Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	SSR MINING INC.
Entity Central Index Key	0000921638
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	6-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes